THE ADVISORS' INNER CIRCLE FUND II

                         ABERDEEN EMERGING MARKETS FUND

                       SUPPLEMENT DATED SEPTEMBER 21, 2007
           TO THE INSTITUTIONAL CLASS PROSPECTUS DATED APRIL 16, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
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The following replaces the information under the heading "Information about
Portfolio Holdings" on page 7 of the Prospectus.

The Fund generally publishes a complete list of its portfolio holdings as of month-end approximately 15 calendar days after the end of each month. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, as of month-end approximately 10 calendar days after the end of each month. This information can be found on the Fund's website at http://aberdeen-asset.com/aam.nsf/usmutual/home. The Fund's portfolio holdings information will generally remain available until it is replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's Statement of Additional Information for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                 AAM-SK-002-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                         ABERDEEN EMERGING MARKETS FUND

                       SUPPLEMENT DATED SEPTEMBER 21, 2007
     TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED APRIL 16, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.
--------------------------------------------------------------------------------

The following replaces the fourth and fifth paragraphs under the heading "Portfolio Holdings" on pages 48 and 49 of the SAI.

The Fund generally publishes a complete list of its portfolio holdings as of month-end approximately 15 calendar days after the end of each month. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, as of month-end approximately 10 calendar days after the end of each month. The Fund's portfolio holdings information will generally remain available until it is replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund.

Certain portfolio holdings information for the Fund is available on the Fund's website at http://aberdeen-asset.com/aam.nsf/usmutual/home. By clicking the applicable link for the Fund, you can obtain both a complete list of month-end holdings and the Fund's fact sheet. The Fund's fact sheet contains month-end performance, the ten largest portfolio holdings, the percentage of the fund's assets that each of these holdings represents, and the Fund's allocation by country.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





                                                            SAI -AAM-SK-003-0100